Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

June 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Treasury Portfolio (the “Fund”), a series of Investors Cash Trust (the “Trust”); (Reg. Nos. 033-34645, 811-06103)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 54 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on August 1, 2014. No fees are required in connection with this filing.

The principal purpose of the Amendment is to reflect that the Fund will no longer invest in repurchase agreements and will pursue its objective by investing exclusively in US Treasury securities.  The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on July 26, 2013 in Post-Effective Amendment No. 49 for the Fund.

Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectuses and Statements of Additional Information represent standard DWS disclosure that has been reviewed by the staff of the Commission.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price